THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   Lincoln National Variable Annuity Account C
                                  Multi-Fund(R)
                                 Multi-Fund(R) 5

                   Lincoln National Variable Annuity Account E
                   Lincoln National Variable Annuity Account H
                          American Legacy Product Suite

                     Lincoln Life Variable Annuity Account N
                            ChoicePlus Product Suite
                           ChoicePlus II Product Suite
                       ChoicePlus Assurance Product Suite
                                ChoicePlus Design

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                Lincoln Life & Annuity Variable Annuity Account H
                American Legacy III, American Legacy III C Share
               American Legacy III Plus, American Legacy III View
                 American Legacy Design, Shareholder's Advantage

           Lincoln New York Separate Account N for Variable Annuities
                            ChoicePlus Product Suite
                           ChoicePlus II Product Suite
                                ChoicePlus Design
      ChoicePlus Assurance (A Share/Class), ChoicePlus Assurance (B Class)
         ChoicePlus Assurance (B Share), ChoicePlus Assurance (C Share)
          ChoicePlus Assurance (L Share), ChoicePlus Assurance (Bonus)

          Supplement to the April 30, 2008 prospectus, as supplemented

This supplement to the prospectus for your individual variable annuity contract outlines a change to the Lincoln Lifetime IncomeSM Advantage rider available for purchase under your contract. This supplement is for informational purposes and requires no action on your part.

Effective February 11, 2009, the Lincoln Lifetime IncomeSM Advantage rider is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000.

All other provisions of the rider not discussed in this supplement remain the same. We reserve the right to return the minimum investment to $50,000 in the future.


                Please keep this supplement for future reference.